INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 1) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Capital Contribution Payable	$ 101	$ 332,419
Series Forty Seven [Member]
Capital Contribution Payable	0	91,654
Series Forty Eight [Member]
Capital Contribution Payable	0	10,001
Series Forty Nine [Member]
Capital Contribution Payable	$ 101	$ 230,764